UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-10085
                                                     ---------


                   Hillman Capital Management Investment Trust
                  --------------------------------------------
               (Exact name of registrant as specified in charter)


    116 South Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
    -------------------------------------------------------------------------
          (Address of principal executive offices)                  (Zip code)


                               C. Frank Watson III
    116 South Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
    -------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                   Date of fiscal year end: September 30, 2003
                                            ------------------

                    Date of reporting period: March 31, 2003
                                              --------------

Item 1. Reports to Stockholders.



________________________________________________________________________________


                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust




                               Semi-Annual Report
                                   (Unaudited)

                       FOR THE PERIOD ENDED MARCH 31, 2003




                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403


                       THE HILLMAN AGGRESSIVE EQUITY FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Aggressive Equity Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863.


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                       Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 92.29%

      Aerospace & Defense - 5.95%
           The B.F. Goodrich Company .................................................                  7,400            $  104,044
           The Boeing Company ........................................................                  4,000               100,240
                                                                                                                         ----------
                                                                                                                            204,284
                                                                                                                         ----------
      Auto & Trucks - 7.70%
           Ford Motor Company ........................................................                 18,200               136,864
           General Motors Corporation ................................................                  3,800               127,756
                                                                                                                         ----------
                                                                                                                            264,620
                                                                                                                         ----------
      Commercial Services - 4.43%
        (a)Cendant Corporation .......................................................                 12,000               152,400
                                                                                                                         ----------

      Computer Hardware - 4.17%
        (a)Sun Microsystems, Inc. ....................................................                 44,000               143,440
                                                                                                                         ----------

      Electrical Equipment - 5.05%
           American Electric Power Company, Inc. .....................................                  7,600               173,660
                                                                                                                         ----------

      Entertainment - 4.39%
        (a)AOL Time Warner Inc. ......................................................                 13,900               150,954
                                                                                                                         ----------

      Financial - Banks, Commercial - 5.56%
           FleetBoston Financial Corporation .........................................                  8,000               191,040
                                                                                                                         ----------

      Financial Services - 14.64%
           Citigroup Inc. ............................................................                  5,000               172,250
           J.P. Morgan Chase & Company ...............................................                  7,000               165,970
           Morgan Stanley ............................................................                  4,300               164,905
                                                                                                                         ----------
                                                                                                                            503,125
                                                                                                                         ----------
      Insurance - Life & Health - 5.74%
           Aetna Inc. ................................................................                  4,000               197,200
                                                                                                                         ----------

      Lodging - Hotels - 3.38%
        (a)Host Marriott Corporation .................................................                 16,800               116,256
                                                                                                                         ----------

      Real Estate Investment Trust - 4.14%
           Apartment Investment & Management Company .................................                  3,900               142,272
                                                                                                                         ----------

      Retail - Department Stores - 3.30%
           The May Department Stores Company .........................................                  5,700               113,373
                                                                                                                         ----------

      Retail - General Merchandise - 5.20%
           Sears, Roebuck and Company ................................................                  7,400               178,710
                                                                                                                         ----------


                                                                                                                        (Continued)

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Retail - Jewelry - 7.37%
        (a)Finlay Enterprises, Inc. ................................................                  20,000             $  253,200
                                                                                                                         ----------

      Telecommunications - 11.27%
        (a)Corning Incorporated ....................................................                  31,200                182,208
           Verizon Communications Inc. .............................................                   5,800                205,030
                                                                                                                         ----------
                                                                                                                            387,238
                                                                                                                         ----------
           Total Common Stocks (Cost $3,999,409) ...........................................................              3,171,772
                                                                                                                         ----------
INVESTMENT COMPANY - 4.62%

      Evergreen Select Money Market Fund Class I #495 ..............................                 158,761                158,761
           (Cost $158,761)                                                                                               ----------

Total Value of Investments (Cost $4,158,170 (b)) ...................................                   96.91 %           $3,330,533
Other Assets Less Liabilities ......................................................                    3.09 %              106,360
                                                                                                    --------             ----------
      Net Assets ...................................................................                  100.00 %           $3,436,893
                                                                                                    ========             ==========




     (a)   Non-income producing investment.

     (b)   Aggregate  cost for financial  reporting  and federal  income tax purposes is the same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


            Unrealized appreciation.........................................................................           $    287,635
            Unrealized depreciation.........................................................................             (1,115,272)
                                                                                                                       ------------

                      Net unrealized depreciation...........................................................           $   (827,637)
                                                                                                                       ============











See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2003
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $4,158,170) .........................................................                 $ 3,330,533
      Cash ............................................................................................                     111,967
      Income receivable ...............................................................................                       6,141
      Other asset .....................................................................................                       1,849
                                                                                                                        -----------

           Total assets ...............................................................................                   3,450,490
                                                                                                                        -----------


LIABILITIES
      Accrued expenses ................................................................................                      13,597
                                                                                                                        -----------


NET ASSETS
      (applicable to 487,129 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 3,436,893
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($3,436,893 / 487,129 shares) ...................................................................                 $      7.06
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 4,379,852
      Undistributed net investment income .............................................................                      10,725
      Accumulated net realized loss on investments ....................................................                    (126,047)
      Net unrealized depreciation on investments ......................................................                    (827,637)
                                                                                                                        -----------
                                                                                                                        $ 3,436,893
                                                                                                                        ===========
























See accompanying notes to financial statements

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                     Period ended March 31, 2003
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Dividends .....................................................................................                $  47,894
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) .............................................................                   16,750
           Fund administration fees (note 2) .............................................................                    2,094
           Distribution and service fees (note 3) ........................................................                    4,187
           Custody fees ..................................................................................                    3,993
           Fund accounting fees (note 2) .................................................................                   13,668
           Audit fees ....................................................................................                    6,981
           Legal fees ....................................................................................                    5,738
           Securities pricing fees .......................................................................                      870
           Other accounting fees (note 2) ................................................................                    9,906
           Shareholder servicing expenses ................................................................                      979
           Registration and filing expenses ..............................................................                    1,720
           Printing expenses .............................................................................                    1,624
           Trustee fees and meeting expenses .............................................................                    1,936
           Other operating expenses ......................................................................                      968
                                                                                                                          ---------

               Total expenses ............................................................................                   71,414
                                                                                                                          ---------

               Less:
                    Investment advisory fees waived (note 2) .............................................                   (8,577)
                    Fund administration fees waived (note 2) .............................................                   (2,094)
                    Fund accounting fees waived (note 2) .................................................                  (13,668)
                    Other accounting fees waived (note 2) ................................................                   (9,906)
                                                                                                                          ---------

               Net expenses ..............................................................................                   37,169
                                                                                                                          ---------

                    Net investment income ................................................................                   10,725
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                  (36,008)
      Decrease in unrealized depreciation on investments .................................................                  247,274
                                                                                                                          ---------

           Net realized and unrealized gain on investments ...............................................                  211,266
                                                                                                                          ---------

               Net increase in net assets resulting from operations ......................................                $ 221,991
                                                                                                                          =========







See accompanying notes to financial statements

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                    March 31,          September 30,
                                                                                                    2003 (a)               2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment income (loss) .................................................             $   10,725           $  (16,847)
         Net realized (loss) gain from investment transactions ........................                (36,008)              80,363
         Decrease (increase) in unrealized depreciation on investments ................                247,274             (617,720)
                                                                                                    ----------           ----------

              Net increase (decrease) in net assets resulting from operations..........                221,991             (554,204)
                                                                                                    ----------           ----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b)..........                237,561              667,637
                                                                                                    ----------           ----------

                     Total increase in net assets .....................................                459,552              113,433

NET ASSETS

     Beginning of period ..............................................................              2,977,341            2,863,908
                                                                                                    ----------           ----------

     End of period   (including undistributed net investment income of $10,725 in 2003)             $3,436,893           $2,977,341
                                                                                                    ==========           ==========

(a) Unaudited.

(b) A summary of capital share activity follows:

                                                               ---------------------------------------------------------------------
                                                                         Period ended                           Year ended
                                                                      March 31, 2003 (a)                   September 30, 2002
                                                                    Shares            Value              Shares           Value
                                                               ---------------------------------------------------------------------

Shares sold .......................................                  51,587          $ 374,109           93,205          $  841,466

Shares redeemed ...................................                 (19,334)          (136,548)         (19,904)           (173,829)
                                                                   --------          ---------          -------          ----------

     Net increase..................................                  32,253          $ 237,561           73,301          $  667,637
                                                                   ========          =========          =======          ==========












See accompanying notes to financial statements

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Period ended             Year ended             Period ended
                                                                     March 31,             September 30,          September 30,
                                                                     2003 (a)                  2002                  2001 (b)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................  $      6.55             $      7.51             $     10.00

      Income (loss) from investment operations
           Net investment income (loss) .........................         0.02                   (0.04)                  (0.12)
           Net realized and unrealized gain (loss) on investments         0.49                   (0.92)                  (2.37)
                                                                   -----------             -----------             -----------

               Total from investment operations .................         0.51                   (0.96)                  (2.49)
                                                                   -----------             -----------             -----------

Net asset value, end of period ..................................  $      7.06             $      6.55             $      7.51
                                                                   ===========             ===========             ===========

Total return ....................................................         7.79 %                (12.67)%                (25.00)%
                                                                   ===========             ===========             ===========

Ratios/supplemental data
      Net assets, end of period .................................  $ 3,436,893             $ 2,977,341             $ 2,863,908
                                                                   ===========             ===========             ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........         4.27 %(c)               4.06 %                  6.32 %(c)
           After expense reimbursements and waived fees .........         2.22 %(c)               2.12 %                  3.90 %(c)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........        (1.40)%(c)              (2.41)%                 (4.96)%(c)
           After expense reimbursements and waived fees .........         0.64 %(c)              (0.46)%                 (2.53)%(c)

      Portfolio turnover rate ...................................         6.28 %                 67.29 %                 52.56 %


(a) Unaudited.

(b) For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(c) Annualized.













See accompanying notes to financial statements

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Hillman Aggressive Equity Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the Hillman Capital Management Investment Trust (the "Trust"), an open-ended management investment company. The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund received its initial public investment on December 29, 2000 and began operations on January 2, 2001. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees (the "Trustees"). Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has a capital loss carryforward for federal income tax purposes of $62,365, which expires in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.







                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003
                                   (Unaudited)


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Hillman Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has voluntarily waived a portion of its fee in the amount of $8,577 ($0.02 per share) for the period ended March 31, 2003. There can be no assurance that the foregoing voluntary fee waiver will continue.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived all of these fees amounting to $25,668 ($0.05 per share) for the period ended March 31, 2003. There can be no assurance that the foregoing voluntary fee waivers will continue.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.

          The Fund incurred $4,187 in distribution and service fees under the Plan for the period ended March 31, 2003.


                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003
                                   (Unaudited)


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $200,742 and $201,812, respectively, for the period ended March 31, 2003.

________________________________________________________________________________


                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

________________________________________________________________________________


                          THE HILLMAN TOTAL RETURN FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust




                               Semi-Annual Report
                                   (Unaudited)

                       FOR THE PERIOD ENDED MARCH 31, 2003





                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403


                          THE HILLMAN TOTAL RETURN FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Total Return Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863.


                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                       Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 62.62%

      Aerospace & Defense - 1.98%
           The B.F. Goodrich Company ..................................................                 5,000           $    70,300
           The Boeing Company .........................................................                 3,100                77,686
                                                                                                                        -----------
                                                                                                                            147,986
                                                                                                                        -----------
      Auto & Trucks - 1.87%
           Ford Motor Company .........................................................                 9,700                72,944
           General Motors Corporation .................................................                 2,000                67,240
                                                                                                                        -----------
                                                                                                                            140,184
      Chemicals - 1.82%
           E.I. Du Pont de Nemours & Company ..........................................                 3,500               136,010
                                                                                                                        -----------

      Commercial Services - 1.32%
        (a)Cendant Corporation ........................................................                 7,800                99,060
                                                                                                                        -----------

      Computer Hardware - 0.70%
        (a)Sun Microsystems, Inc. .....................................................                16,200                52,812
                                                                                                                        -----------

      Computers - 1.25%
        (a)EMC Corporation ............................................................                13,000                93,990
                                                                                                                        -----------

      Electric Companies - 2.09%
           The Southern Company .......................................................                 5,500               156,420
                                                                                                                        -----------

      Electrical Equipment ............................................................                                      - 3.65
        (a)American Power Conversion Corporation ......................................                 9,700               138,128
           General Electric Company ...................................................                 5,300               135,150
                                                                                                                        -----------
                                                                                                                            273,278
                                                                                                                        -----------
      Entertainment - 1.16%
        (a)AOL Time Warner Inc. .......................................................                 8,000                86,880
                                                                                                                        -----------

      Financial - Banks, Commercial - 1.27%
           FleetBoston Financial Corporation ..........................................                 4,000                95,520
                                                                                                                        -----------

      Financial Services - 4.65%
           Allied Capital Corporation .................................................                11,865               237,063
           Morgan Stanley Dean Witter & Co. ...........................................                 2,900               111,215
                                                                                                                        -----------
                                                                                                                            348,278
                                                                                                                        -----------
      Hardware & Tools - 1.40%
           The Black & Decker Corporation .............................................                 3,000               104,580
                                                                                                                        -----------

      Household Products - Non-Durables - 1.90%
           The Procter & Gamble Company ...............................................                 1,600               142,480
                                                                                                                        -----------



                                                                                                                         (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                       Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Insurance - Life & Health - 2.63%
           Aetna Inc. .................................................................                 4,000           $   197,200
                                                                                                                        -----------

      Lodging - Hotels - 1.19%
        (a)Host Marriott Corporation ..................................................                12,900                89,268
                                                                                                                        -----------

      Manufacturing - Diversified - 2.08%
           3M Co. .....................................................................                 1,200               156,036
                                                                                                                        -----------

      Photography / Imaging - 1.94%
           Eastman Kodak Company ......................................................                 4,900               145,040
                                                                                                                        -----------

      Real Estate Investment Trust - 7.26%
           Apartment Investment & Management Company ..................................                 2,800               102,144
           Correctional Properties Trust ..............................................                 9,400               194,016
           Equity Office Properties Trust .............................................                 5,000               127,250
           Equity Residential .........................................................                 5,000               120,350
                                                                                                                        -----------
                                                                                                                            543,760
                                                                                                                        -----------
      Restaurants & Food Service - 4.95%
        (a)Outback Steakhouse, Inc. ...................................................                 4,300               152,134
        (a)Starbucks Corporation ......................................................                 5,300               136,528
           Wendy's International, Inc. ................................................                 3,000                82,530
                                                                                                                        -----------
                                                                                                                            371,192
                                                                                                                        -----------
      Retail - General Merchandise - 0.97%
           Sears, Roebuck & Company ...................................................                 3,000                72,450
                                                                                                                        -----------

      Retail - Grocery - 2.45%
        (a)Whole Foods Market, Inc. ...................................................                 3,300               183,612
                                                                                                                        -----------

      Retail - Jewelry - 3.78%
        (a)Finlay Enterprises, Inc. ...................................................                22,400               283,584
                                                                                                                        -----------

      Retail - Specialty Line - 1.79%
        (a)Staples, Inc. ..............................................................                 7,300               133,809
                                                                                                                        -----------

      Retirement / Aged Care - 2.24%
        (a)Sunrise Assisted Living, Inc. ..............................................                 7,000               168,000
                                                                                                                        -----------

      Telecommunications - 4.91%
        (a)Corning Incorporated .......................................................                18,800               109,792
           SBC Communications Inc. ....................................................                 5,300               106,318
           Verizon Communications Inc. ................................................                 4,300               152,005
                                                                                                                        -----------
                                                                                                                            368,115
                                                                                                                        -----------


                                                                                                                         (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                       Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Utilities - Electric - 1.37%
           American Electric Power Company ............................................                 4,500           $   102,825
                                                                                                                        -----------

      Total Common Stocks (Cost $5,569,301) .................................................................             4,692,369
                                                                                                                        -----------
                                                                  Interest                           Maturity
                                                                  Principal            Rate            Date
                                                                  ---------            ----            ----
U.S. GOVERNMENT OBLIGATIONS - 0.76%

      United States Treasury Note ...................             $ 50,000            6.875%         05/15/06                57,244
            (Cost $52,657)                                                                                              -----------

FEDERAL AGENCY OBLIGATIONS - 1.63%

      Federal National Mortgage Association .........              122,548            6.000%         12/25/31               122,423
              (Cost $121,497)                                                                                           -----------

CORPORATE OBLIGATIONS - 14.84%

      DaimlerChrysler NA Holdings ...................              140,000            8.500%         01/18/31               165,153
      Ford Motor Credit Co. .........................              420,000            6.875%         02/01/06               412,727
      General Motors Acceptance .....................              200,000            7.500%         07/15/05               212,201
      Motorola Inc. .................................              200,000            6.750%         02/01/06               211,000
      Weatherford International Inc. ................                2,200            5.000%         11/01/27               110,825
                                                                                                                        -----------

           Total Corporate Obligations (Cost $1,083,650).....................................................             1,111,906
                                                                                                                        -----------

INVESTMENT COMPANIES - 6.12%                                                                           Shares
                                                                                                       ------

      BlackRock Broad Investment Grade 2009 Term Trust ...........................                     20,000               326,800
      Putnam Master Income Trust .................................................                     20,600               131,428
                                                                                                                        -----------

           Total Investment Companies (Cost $432,267) ............................                                          458,228
                                                                                                                        -----------

Total Value of Investments (Cost $7,259,372 (b)) .................................                      85.97 %         $ 6,442,170
Other Assets Less Liabilities ....................................................                      14.03 %           1,051,219
                                                                                                     --------           -----------
      Net Assets .................................................................                     100.00 %         $ 7,493,389
                                                                                                     ========           ===========

      (a)  Non-income producing investment.
      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation................................................                                      $   653,289
           Unrealized depreciation................................................                                       (1,470,491)
                                                                                                                        -----------
                       Net unrealized depreciation............................................................          $  (817,202)
                                                                                                                        ===========

See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2003
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $7,259,372) .........................................................                 $ 6,442,170
      Cash ............................................................................................                   1,037,885
      Income receivable ...............................................................................                      24,855
      Other assets ....................................................................................                       2,107
                                                                                                                        -----------

           Total assets ...............................................................................                   7,507,017
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      13,628
                                                                                                                        -----------

NET ASSETS
      (applicable to 854,362 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 7,493,389
                                                                                                                        ===========


NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($7,493,389 / 854,362 shares) ...................................................................                 $      8.77
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 8,269,191
      Undistributed net investment income .............................................................                       3,197
      Undistributed net realized gain on investments ..................................................                      38,203
      Net unrealized depreciation on investments ......................................................                    (817,202)
                                                                                                                        -----------
                                                                                                                        $ 7,493,389
                                                                                                                        ===========
























See accompanying notes to financial statements

                                                    THE HILLMAN TOTAL RETURN FUND

                                                       STATEMENT OF OPERATIONS

                                                     Period ended March 31, 2003
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Interest ......................................................................................              $    46,073
           Dividends .....................................................................................                   91,718
                                                                                                                        -----------

               Total income ..............................................................................                  137,791
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   36,079
           Fund administration fees (note 2) .............................................................                    4,510
           Distribution and service fees (note 3) ........................................................                    9,020
           Custody fees ..................................................................................                    1,809
           Fund accounting fees (note 2) .................................................................                   13,861
           Audit fees ....................................................................................                    7,092
           Legal fees ....................................................................................                    4,404
           Securities pricing fees .......................................................................                    2,181
           Other accounting fees (note 2) ................................................................                    7,490
           Shareholder servicing expenses ................................................................                      976
           Registration and filing expenses ..............................................................                    2,219
           Printing expenses .............................................................................                    1,414
           Trustee fees and meeting expenses .............................................................                    1,937
           Other operating expenses ......................................................................                    1,307
                                                                                                                        -----------

               Total expenses ............................................................................                   94,299
                                                                                                                        -----------

               Less:
                    Investment advisory fees waived (note 2) .............................................                  (10,478)
                    Fund administration fees waived (note 2) .............................................                   (4,510)
                    Fund accounting fees waived (note 2) .................................................                  (13,861)
                    Other accounting fees waived (note 2) ................................................                   (7,490)
                                                                                                                        -----------

               Net expenses ..............................................................................                   57,960
                                                                                                                        -----------

                    Net investment income ................................................................                   79,831
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                   38,727
      Decrease in unrealized depreciation on investments .................................................                  195,721
                                                                                                                        -----------

           Net realized and unrealized gain on investments ...............................................                  234,448
                                                                                                                        -----------

               Net increase in net assets resulting from operations ......................................              $   314,279
                                                                                                                        ===========




See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                    March 31,          September 30,
                                                                                                    2003 (a)               2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

Operations
    Net investment income ................................................................         $    79,831          $    74,773
    Net realized gain from investment transactions .......................................              38,727               65,196
    Decrease (increase) in unrealized depreciation on investments ........................             195,721             (368,388)
                                                                                                   -----------          -----------

         Net increase (decrease) in net assets resulting from operations .................             314,279             (228,419)
                                                                                                   -----------          -----------

Distributions to shareholders from
    Net investment income ................................................................             (80,781)             (78,487)
    Net realized gain from investment transactions .......................................             (65,194)              (1,499)
                                                                                                   -----------          -----------

         Decrease in net assets resulting from distributions .............................            (145,975)             (79,986)
                                                                                                   -----------          -----------

Capital share transactions
    Increase in net assets resulting from capital share transactions (b) .................           1,037,515              670,179
                                                                                                   -----------          -----------

                     Total increase in net assets........................................            1,205,819              361,774

NET ASSETS

     Beginning of period.................................................................            6,287,570            5,925,796
                                                                                                   -----------          -----------

     End of period (including undistributed net investment income                                  $ 7,493,389          $ 6,287,570
              of $3,197 in 2003 and $4,147 in 2002)                                                ===========          ===========



(a) Unaudited.
(b) A summary of capital share activity follows:
                                                               ---------------------------------------------------------------------
                                                                        Period ended                           Year ended
                                                                      March 31, 2003 (a)                   September 30, 2002
                                                                  Shares              Value             Shares             Value
                                                               ---------------------------------------------------------------------
Shares sold........................................              145,884          $ 1,299,350          153,200          $ 1,557,781

Shares issued for reinvestment of distributions....               11,147               98,792            1,549               14,149
                                                                --------          -----------          -------          -----------

                                                                 157,031            1,398,142          154,749            1,571,930

Shares redeemed....................................              (41,407)            (360,627)         (92,005)            (901,751)
                                                                --------          -----------         --------          -----------

     Net increase..................................              115,624          $ 1,037,515           62,744          $   670,179
                                                               =========          ===========         ========          ===========


See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                                   Period ended             Year ended             Period ended
                                                                     March 31,             September 30,          September 30,
                                                                     2003 (a)                  2002                  2001 (b)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................   $     8.51             $      8.77             $     10.00

      Income (loss) from investment operations
           Net investment income ................................         0.09                    0.10                    0.01
           Net realized and unrealized gain (loss) on investments         0.35                   (0.25)                  (1.24)
                                                                    ----------              ----------             -----------

               Total from investment operations .................         0.44                   (0.15)                  (1.23)
                                                                    ----------              ----------             -----------

      Distributions to shareholders from
           Net investment income ................................        (0.10)                  (0.11)                   0.00
           Net realized gain from investment transactions .......        (0.08)                   0.00                    0.00
                                                                    ----------              ----------             -----------

               Total distributions ..............................        (0.18)                  (0.11)                   0.00
                                                                    ----------              ----------             -----------

Net asset value, end of period ..................................   $     8.77              $     8.51             $      8.77
                                                                    ==========              ==========             ===========

Total return ....................................................         5.10 %                 (1.56)%                (12.50)%
                                                                    ==========              ==========             ===========

Ratios/supplemental data
      Net assets, end of period .................................   $7,493,389              $6,287,570             $ 5,925,796
                                                                    ==========              ==========             ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........         2.61 %(c)               2.83 %                  4.22 %(c)
           After expense reimbursements and waived fees .........         1.61 %(c)               1.80 %                  2.78 %(c)

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ........         1.20 %(c)               0.08 %                 (1.17)%(c)
           After expense reimbursements and waived fees .........         2.21 %(c)               1.11 %                  0.27 %(c)

      Portfolio turnover rate ...................................         3.95 %                 40.37 %                  6.03 %

(a) Unaudited.

(b) For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(c) Annualized.








See accompanying notes to financial statements

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Hillman Total Return Fund (the "Fund"), is a diversified series of shares of beneficial interest of the Hillman Capital Management Investment Trust (the "Trust"), an open-ended management investment company. The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund received its initial public investment on December 29, 2000 and began operations on January 2, 2001. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees (the "Trustees"). Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Hillman Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.


                                                                     (Continued)

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003
                                   (Unaudited)


          The Advisor has voluntarily waived a portion of its fee in the amount of $10,478 ($0.01 per share) for the period ended March 31, 2003. There can be no assurance that the foregoing voluntary fee waiver will continue.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also received a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived all of these fees amounting to $25,861 ($0.03 per share) for the period ended March 31, 2003. There can be no assurance that the foregoing voluntary fee waivers will continue.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.

          The Fund incurred $9,020 in distribution and service fees under the Plan for the period ended March 31, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $365,567 and $258,643, respectively, for the period ended March 31, 2003.

________________________________________________________________________________


                          THE HILLMAN TOTAL RETURN FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

Item 2. Code of Ethics.


         Not applicable.





Item 3. Audit Committee Financial Expert.


         Not applicable.





Item 4. Principal Accountant Fees and Services.


         Not applicable.





Items 5-6. [Reserved]





Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.


         Not applicable.





Item 8.  [Reserved]





Item 9. Controls and Procedures.


(a)      Not applicable.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.


(a)(1)   Not applicable.


(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith as Exhibit (a)(2).

(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith as Exhibit (b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust


By: (Signature and Title)        /s/ Mark A. Hillman
                                 ________________________________
                                 Mark A. Hillman, Trustee, President
                                 and Principal Executive Officer

Date: June 2, 2003
      ____________






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Mark A. Hillman
                                 ________________________________
                                 Mark A. Hillman, Trustee, President
                                 and Principal Executive Officer

Date:  June 2, 2003
       ____________



By:  (Signature and Title)       /s/ Fletcher D. Perkins
                                 ________________________________
                                 Fletcher D. Perkins, Treasurer
                                 and Principal Financial Officer

Date:  June 2, 2003
       ____________